Fair-Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair-Value and Carrying Amount of the Company's Financial Instruments
At December 31, 2011 and 2010, the aggregate fair-value and the carrying value of the Company's financial instruments were as follows (in thousands):

	December 31,
	2011		2010
	Fair-Value	Carrying Value	Fair-Value	Carrying Value
Mortgage notes payable, net	$670,931	$587,844	$729,561	$657,922
Notes due 2026, net (1)	—	—	23,244	19,522
Notes due 2030	206,775	180,000	209,128	180,000
Notes due 2016, net	396,880	397,810	—	—
Notes due 2020, net	266,775	247,771	262,950	247,571
Unsecured line of credit	268,000	268,000	388,567	392,450
Derivative instruments (2)	9	9	(3,800)	(3,800)
Available-for-sale securities	988	988	4,060	4,060
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(1)	In October 2011, the Operating Partnership repurchased and redeemed in full the outstanding principal amount of the Notes due 2026.

(2)
The Company's derivative instruments are reflected in other assets and derivative instruments (liability account) on the accompanying consolidated balance sheets based on their respective balances (see Note 9).